Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 16, 2023	Jan. 02, 2022
Product Information [Line Items]
Cash equivalents, at carrying value	$ 0		$ 0		$ 0	$ 0
Deposit on farmland	8,802,000		8,802,000		4,914,191
Other revenues	160,317,000	$ 2,930,000	373,284,000	$ 5,850,000	161,698,417	10,349,636
Stock based consulting expense	1,068,000		4,427,000		3,601,987
Advertising expense	32,000.0	800	100,000	100,000	346,932	244,186
Cumulative effect accumulated deficit	(80,231,000)		(80,231,000)		(79,355,064)	$ (71,369,837)
Accounting Standards Update 2016-02 [Member]
Product Information [Line Items]
Cumulative effect accumulated deficit	$ 22,800		$ 22,800		$ 22,799			$ 15,010
Additional cumulative effect accumulated deficit		7,789
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Three Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage	96.00%		19.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Four Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage	92.00%		30.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage					33.00%	54.00%
Operating Expense [Member]
Product Information [Line Items]
Advertising expense	$ 76,000.0	100,000	$ 100,000	200,000	$ 178,358	$ 107,122
General and Administrative Expense [Member]
Product Information [Line Items]
Advertising expense					168,574	137,054
Commodity Sales [Member]
Product Information [Line Items]
Other revenues	157,559,000		367,925,000		150,585,644
Company Restaurant Net Sales [Member]
Product Information [Line Items]
Other revenues	2,487,000	2,751,000	4,788,000	5,445,000	10,300,394	9,320,920
Royalty [Member]
Product Information [Line Items]
Other revenues	200,000	100,000	300,000	200,000	485,316	434,849
Franchise Fees [Member]
Product Information [Line Items]
Other revenues	23,000.0	15,300	100,000	100,000	117,205	263,215
Rebates [Member]
Product Information [Line Items]
Other revenues	30,000.0	26,200	100,000	100,000	124,333	80,117
Franchise Advertising Fund Contributions [Member]
Product Information [Line Items]
Other revenues	20,000.0	16,200	36,000.0	34,300	80,536	188,539
Other Revenue [Member]
Product Information [Line Items]
Other revenues	$ 13,000.0		$ 13,000.0		$ 4,989	$ 61,996
Sadot LLC [Member]
Product Information [Line Items]
Equity method investment ownership percentage	80.00%		80.00%		80.00%
Sadot Agri-Foods [Member] | Sadot Enterprises Limited & Sadot Zambia [Member]
Product Information [Line Items]
Equity method investment ownership percentage							70.00%
Ownership percentage							$ 3,500,000
Sadot Agri-Foods [Member] | Call Option [Member]
Product Information [Line Items]
Option Contract, Settlement, Cash, Amount							$ 8,500,000
Cropit Farming Limited & Cropit [Member] | Sadot Enterprises Limited & Sadot Zambia [Member]
Product Information [Line Items]
Equity method investment ownership percentage							30.00%